BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF RESULTS OF OPERATIONS

The consolidated financial statements include the accounts and results of operations of the Company and its wholly owned subsidiaries listed in the following table:

Name of Subsidiary	Place of Incorporation	Ownership Interest
Draganfly Innovations Inc.	Canada	100%
Draganfly Innovations USA, Inc.	US	100%
Dronelogics Systems Inc.	Canada	100%

SCHEDULE OF CLASS OF EQUIPMENT
Class of equipment	Depreciation rate
Computer equipment	30%
Furniture and equipment	20%
Leasehold improvements	Over expected life of lease
Software	30%
Vehicles	30%